Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	SCT for PEO	CAP to PEO	Average SCT for NEOs	Average CAP to NEOs	TSR	Peer Group TSR	Net Income (Loss) ($M)	Revenue ($M)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[2]	(f)[4]	(g)[4]	(h)[5]	(i)[6]
2023 [7]	$7,279,813	$2,111,276	$386,053	$(365,304)	$9.90	$106.30	$(162.8)	$212.4
2023 [8]	$1,276,291	$390,968
2023 [9]	$1,714,904	$(696,984)
2022	$2,597,552	$2,761,857	$966,115	$673,736	$123.50	$99.80	$(82.3)	$252.4
2021	$4,065,626	$6,422,427	$2,356,048	$2,997,001	$115.40	$125.40	$2.1	$231.3
2020	$1,334,582	$(350,182)	$1,062,163	$853,506	$67.30	$130.00	$(23.9)	$147.7

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table in this section for each of 2023, 2022 2021, and 2020, the Non-PEO NEOs were:

Non-PEO NEOs
2023	2022	2021	2020
Stuart D. Drummond	Daniel J. Plants	Daniel J. Plants	Jason R. Richey
Jeffrey S. Jones	Rohan R. Seth	Rohan R. Seth	Rohan R. Seth
Michael A. Karavitis	Michael A. Karavitis	Michael A. Karavitis	Fuad Ahmad
Stephana E. Patton	—	—	—
	PEO information for Taylor C. HarrisPEO information for Sheila A. HopkinsPEO information for David H. Mowry
Peer Group Issuers, Footnote	TSR is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each Covered Year. The TSR peer group consists of the Nasdaq Health Care Index, as used in our performance graph in our annual report.
PEO Total Compensation Amount		$ 2,597,552	$ 4,065,626	$ 1,334,582
PEO Actually Paid Compensation Amount		2,761,857	6,422,427	(350,182)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules, as shown in the adjustment table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as none were paid during the measurement period.
The following table details the adjustments described in note 2 above:

Fiscal Year	Executives	SCT	Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	Plus Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)=(i)+(ii)+(iii)+(iv)	(d)=(a)-(b)+(c)
2023	PEO[1]	$7,279,813	$6,997,690	$1,829,153	$—	$—	$—	$1,829,153	$2,111,276
	PEO[2]	$1,276,291	$771,362	$139,132	$(111,369)	$—	$(141,724)	$(113,961)	$390,968
	PEO[3]	$1,714,904	$663,265	$165,582	$(1,747,497)	$—	$(166,708)	$(1,748,623)	$(696,984)
	Non-PEO NEOs	$386,053	$143,813	$34,048	$(508,938)	$—	$(132,654)	$(607,544)	$(365,304)
2022	PEO	$2,597,552	$1,530,185	$1,838,392	$(1,399,323)	$—	$1,255,421	$1,694,490	$2,761,857
	Non-PEO NEOs	$966,115	$473,804	$559,128	$(568,799)	$—	$191,096	$181,425	$673,736
2021	PEO	$4,065,626	$2,593,961	$2,677,682	$1,484,535	$—	$788,545	$4,950,762	$6,422,427
	Non-PEO NEOs	$2,356,048	$1,792,962	$1,746,178	$406,446	$—	$281,291	$2,433,915	$2,997,001
2020	PEO	$1,334,582	$673,024	$628,451	$(1,278,038)	$—	$(362,153)	$(1,011,740)	$(350,182)
	Non-PEO NEOs	$1,062,163	$449,147	$668,106	$(250,739)	$—	$(176,877)	$240,490	$853,506

(a)    The dollar amounts reported in the Summary Compensation Table for the applicable Covered Year.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable Covered Year.
(c)    The recalculated value of equity awards for each applicable Covered Year includes the addition (or subtraction, as applicable) of the following:
(i)    the year-end fair value of any equity awards granted in the applicable Covered Year that are outstanding and unvested as of the end of the Covered Year;
(ii)    the amount of change as of the end of the applicable Covered Year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable Covered Year;
(iii)    the fair value as of the vesting date of any equity awards granted in the applicable Covered Year that vested in the Covered Year; and
(iv)    for equity awards granted in a prior fiscal year that vest in the applicable Covered Year, the change in the fair value as of the vesting date from the beginning of the applicable Covered Year.
(d)    Compensation actually paid” is a value calculated under applicable SEC rules and may be higher or lower than amounts, if any, that are actually realized by our NEOs.
1.    Taylor C. Harris
2.    Sheila A. Hopkins
3.     David H. Mowry

Non-PEO NEO Average Total Compensation Amount	$ 386,053	966,115	2,356,048	1,062,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ (365,304)	673,736	2,997,001	853,506
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules, as shown in the adjustment table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as none were paid during the measurement period.
The following table details the adjustments described in note 2 above:

Fiscal Year	Executives	SCT	Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	Plus Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c)=(i)+(ii)+(iii)+(iv)	(d)=(a)-(b)+(c)
2023	PEO[1]	$7,279,813	$6,997,690	$1,829,153	$—	$—	$—	$1,829,153	$2,111,276
	PEO[2]	$1,276,291	$771,362	$139,132	$(111,369)	$—	$(141,724)	$(113,961)	$390,968
	PEO[3]	$1,714,904	$663,265	$165,582	$(1,747,497)	$—	$(166,708)	$(1,748,623)	$(696,984)
	Non-PEO NEOs	$386,053	$143,813	$34,048	$(508,938)	$—	$(132,654)	$(607,544)	$(365,304)
2022	PEO	$2,597,552	$1,530,185	$1,838,392	$(1,399,323)	$—	$1,255,421	$1,694,490	$2,761,857
	Non-PEO NEOs	$966,115	$473,804	$559,128	$(568,799)	$—	$191,096	$181,425	$673,736
2021	PEO	$4,065,626	$2,593,961	$2,677,682	$1,484,535	$—	$788,545	$4,950,762	$6,422,427
	Non-PEO NEOs	$2,356,048	$1,792,962	$1,746,178	$406,446	$—	$281,291	$2,433,915	$2,997,001
2020	PEO	$1,334,582	$673,024	$628,451	$(1,278,038)	$—	$(362,153)	$(1,011,740)	$(350,182)
	Non-PEO NEOs	$1,062,163	$449,147	$668,106	$(250,739)	$—	$(176,877)	$240,490	$853,506

(a)    The dollar amounts reported in the Summary Compensation Table for the applicable Covered Year.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable Covered Year.
(c)    The recalculated value of equity awards for each applicable Covered Year includes the addition (or subtraction, as applicable) of the following:
(i)    the year-end fair value of any equity awards granted in the applicable Covered Year that are outstanding and unvested as of the end of the Covered Year;
(ii)    the amount of change as of the end of the applicable Covered Year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable Covered Year;
(iii)    the fair value as of the vesting date of any equity awards granted in the applicable Covered Year that vested in the Covered Year; and
(iv)    for equity awards granted in a prior fiscal year that vest in the applicable Covered Year, the change in the fair value as of the vesting date from the beginning of the applicable Covered Year.
(d)    Compensation actually paid” is a value calculated under applicable SEC rules and may be higher or lower than amounts, if any, that are actually realized by our NEOs.
1.    Taylor C. Harris
2.    Sheila A. Hopkins
3.     David H. Mowry

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Measures: •Revenue •Non-GAAP Gross Margin •Non-GAAP Operating Income •AviClear Milestones
Total Shareholder Return Amount	$ 9.90	123.50	115.40	67.30
Peer Group Total Shareholder Return Amount	106.30	99.80	125.40	130.00
Net Income (Loss)	$ (162,800,000)	$ (82,300,000)	$ 2,100,000	$ (23,900,000)
Company Selected Measure Amount	212,400,000	252,400,000	231,300,000	147,700,000
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for the Chief Executive Officer and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported are the Company’s net income or loss reflected in the Company’s audited financial statements.Our Company Selected Measure, based on our assessment of the most important financial performance measure used by us in 2023 to link compensation actually paid to performance, is revenue, consistent with the most heavily weighted metric in our Short-Term Incentive Program. The dollar amounts reported are our revenue reflected in our audited financial statements
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. Most valuation assumptions and processes used to recalculate fair values for this purpose did not materially differ from those disclosed in Note 8—Stockholders’ Equity, Stock Plans and Stock-Based Compensation Expense in the Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
Option award fair values were recalculated as of each Covered Year end and vesting date, as applicable, based on the following assumptions:

Fiscal Year	Expected Term	Volatility	Risk-Free Rate
2023	5.3 - 7.0 years	66.1% - 81.2%	4.00% - 4.25%
2022	2.1 - 3.7 years	67.0%	3.00%
2021	0.7 - 3.5 years	67.0%	0.86%
2020	1.4 - 2.3 years	67.0%	0.53%
Performance-based award fair values were recalculated to value performance awards at target until board approval.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	AviClear Milestones
Taylor Harris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,279,813
PEO Actually Paid Compensation Amount	$ 2,111,276
PEO Name	Taylor Harris
David Mowry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,714,904
PEO Actually Paid Compensation Amount	$ (696,984)
PEO Name	David Mowry
Sheila Hopkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,276,291
PEO Actually Paid Compensation Amount	$ 390,968
PEO Name	Sheila Hopkins
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,530,185)	$ (2,593,961)	$ (673,024)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,694,490	4,950,762	(1,011,740)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,838,392	2,677,682	628,451
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,399,323)	1,484,535	(1,278,038)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,255,421	788,545	(362,153)
PEO | Taylor Harris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,997,690)
PEO | Taylor Harris [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,829,153
PEO | Taylor Harris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,829,153
PEO | Taylor Harris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Harris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Taylor Harris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Mowry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(663,265)
PEO | David Mowry [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,748,623)
PEO | David Mowry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,582
PEO | David Mowry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,747,497)
PEO | David Mowry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Mowry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,708)
PEO | Sheila Hopkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(771,362)
PEO | Sheila Hopkins [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,961)
PEO | Sheila Hopkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,132
PEO | Sheila Hopkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,369)
PEO | Sheila Hopkins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sheila Hopkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,724)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,813)	(473,804)	(1,792,962)	(449,147)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(607,544)	181,425	2,433,915	240,490
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,048	559,128	1,746,178	668,106
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,938)	(568,799)	406,446	(250,739)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,654)	$ 191,096	$ 281,291	$ (176,877)